Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000040835
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	Investor Class
Trading Symbol	TRRMX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - Investor Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,345	9,394	9,350
2015	9,605	9,895	9,699
2016	8,889	9,142	8,998
2016	9,647	10,022	9,779
2016	10,048	10,468	10,159
2016	10,063	10,717	10,204
2017	10,772	11,546	10,889
2017	11,354	11,795	11,296
2017	11,766	12,150	11,619
2017	12,410	13,104	12,368
2018	12,657	13,419	12,558
2018	12,657	13,572	12,642
2018	13,019	14,610	13,098
2018	12,335	13,828	12,375
2019	12,784	14,096	12,702
2019	12,661	13,911	12,505
2019	13,299	14,801	13,038
2019	14,033	15,970	13,913
2020	13,429	15,069	13,114
2020	13,439	15,505	13,058
2020	15,306	17,975	14,670
2020	16,405	19,008	15,622
2021	17,773	20,393	16,744
2021	19,162	22,314	18,140
2021	19,973	23,914	18,797
2021	19,539	24,014	18,491
2022	18,552	22,900	17,980
2022	17,281	21,492	17,039
2022	16,362	20,738	16,150
2022	17,023	21,420	16,743
2023	16,941	21,051	16,866
2023	17,352	21,929	17,162
2023	18,521	23,798	18,212
2023	18,688	24,121	18,382
2024	20,550	27,072	20,070
2024	21,388	27,978	20,766
2024	22,551	30,020	22,030
2024	23,341	32,439	22,707
2025	23,151	31,819	22,639
2025	23,447	31,648	23,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2050 Fund (Investor Class)	9.63%	11.78%	8.90%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	8.75

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,374,491,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 84,600,000
InvestmentCompanyPortfolioTurnover	11.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,374,491 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.2
Domestic Bond Funds	0.7
International Bond Funds	0.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.4%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price International Value Equity Fund	8.7
T. Rowe Price Overseas Stock Fund	8.2
T. Rowe Price International Stock Fund	6.9
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000040836
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	Advisor Class
Trading Symbol	PARFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - Advisor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,332	9,394	9,350
2015	9,595	9,895	9,699
2016	8,866	9,142	8,998
2016	9,621	10,022	9,779
2016	10,010	10,468	10,159
2016	10,025	10,717	10,204
2017	10,722	11,546	10,889
2017	11,298	11,795	11,296
2017	11,703	12,150	11,619
2017	12,326	13,104	12,368
2018	12,565	13,419	12,558
2018	12,557	13,572	12,642
2018	12,912	14,610	13,098
2018	12,227	13,828	12,375
2019	12,665	14,096	12,702
2019	12,534	13,911	12,505
2019	13,163	14,801	13,038
2019	13,879	15,970	13,913
2020	13,268	15,069	13,114
2020	13,268	15,505	13,058
2020	15,103	17,975	14,670
2020	16,182	19,008	15,622
2021	17,517	20,393	16,744
2021	18,874	22,314	18,140
2021	19,663	23,914	18,797
2021	19,220	24,014	18,491
2022	18,244	22,900	17,980
2022	16,979	21,492	17,039
2022	16,064	20,738	16,150
2022	16,702	21,420	16,743
2023	16,613	21,051	16,866
2023	17,011	21,929	17,162
2023	18,139	23,798	18,212
2023	18,294	24,121	18,382
2024	20,107	27,072	20,070
2024	20,903	27,978	20,766
2024	22,034	30,020	22,030
2024	22,796	32,439	22,707
2025	22,593	31,819	22,639
2025	22,863	31,648	23,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2050 Fund (Advisor Class)	9.38%	11.50%	8.62%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	8.75

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,374,491,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 84,600,000
InvestmentCompanyPortfolioTurnover	11.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,374,491 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.2
Domestic Bond Funds	0.7
International Bond Funds	0.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.4%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price International Value Equity Fund	8.7
T. Rowe Price Overseas Stock Fund	8.2
T. Rowe Price International Stock Fund	6.9
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000040837
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	R Class
Trading Symbol	RRTFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - R Class	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,327	9,394	9,350
2015	9,585	9,895	9,699
2016	8,851	9,142	8,998
2016	9,595	10,022	9,779
2016	9,979	10,468	10,159
2016	9,986	10,717	10,204
2017	10,679	11,546	10,889
2017	11,242	11,795	11,296
2017	11,633	12,150	11,619
2017	12,250	13,104	12,368
2018	12,482	13,419	12,558
2018	12,466	13,572	12,642
2018	12,805	14,610	13,098
2018	12,119	13,828	12,375
2019	12,544	14,096	12,702
2019	12,405	13,911	12,505
2019	13,025	14,801	13,038
2019	13,723	15,970	13,913
2020	13,115	15,069	13,114
2020	13,106	15,505	13,058
2020	14,909	17,975	14,670
2020	15,966	19,008	15,622
2021	17,270	20,393	16,744
2021	18,602	22,314	18,140
2021	19,360	23,914	18,797
2021	18,909	24,014	18,491
2022	17,934	22,900	17,980
2022	16,686	21,492	17,039
2022	15,774	20,738	16,150
2022	16,389	21,420	16,743
2023	16,297	21,051	16,866
2023	16,671	21,929	17,162
2023	17,771	23,798	18,212
2023	17,914	24,121	18,382
2024	19,670	27,072	20,070
2024	20,437	27,978	20,766
2024	21,537	30,020	22,030
2024	22,259	32,439	22,707
2025	22,050	31,819	22,639
2025	22,306	31,648	23,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2050 Fund (R Class)	9.14%	11.22%	8.35%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	8.75

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,374,491,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 84,600,000
InvestmentCompanyPortfolioTurnover	11.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,374,491 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.2
Domestic Bond Funds	0.7
International Bond Funds	0.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.4%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price International Value Equity Fund	8.7
T. Rowe Price Overseas Stock Fund	8.2
T. Rowe Price International Stock Fund	6.9
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244829
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	I Class
Trading Symbol	TRJLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - I Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,814	520,373	520,572
2/29/24	572,069	584,038	568,366
5/31/24	595,689	603,581	588,090
8/31/24	628,693	647,631	623,894
11/30/24	651,019	699,825	643,066
2/28/25	646,009	686,440	641,128
5/31/25	654,601	682,760	655,205

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2050 Fund (I Class)	9.89%	19.03%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	19.10

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,374,491,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 84,600,000
InvestmentCompanyPortfolioTurnover	11.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,374,491 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.2
Domestic Bond Funds	0.7
International Bond Funds	0.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.4%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price International Value Equity Fund	8.7
T. Rowe Price Overseas Stock Fund	8.2
T. Rowe Price International Stock Fund	6.9
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless